Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Schedule of interest on long-term debt

		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
7% Senior Notes due 2013	April 1 and October 1	$35,000
6 5/8% Senior Notes due 2014	April 1 and October 1	$66,250
7 3/4% Senior Notes due 2015	May 31 and November 30	$58,125
7 1/8% Senior Notes due 2016	February 1 and August 1	$106,875
4 5/8% Senior Notes due 2017	January 15 and July 15	$41,625
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250
6 3/4% Senior Notes due 2021	June 1 and December 1	$135,000
5 7/8% Senior Notes due 2022	January 15 and July 15	$117,500
5% Senior Notes due 2023	March 15 and September 15	$75,000

Summary of carrying and fair values of debt facilities

	As of
	March 31, 2013		December 31, 2012
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013 (1)	$500,000	$513,350	$500,000	$521,875
6 5/8% Senior Notes due 2014	1,000,000	1,063,750	1,000,000	1,078,500
7 3/4% Senior Notes due 2015	750,000	815,385	750,000	844,725
7 1/8% Senior Notes due 2016	1,500,000	1,668,750	1,500,000	1,683,750
4 5/8% Senior Notes due 2017	900,000	933,750	900,000	940,500
7 7/8% Senior Notes due 2019	1,400,000	1,664,250	1,400,000	1,669,500
6 3/4% Senior Notes due 2021	2,000,000	2,220,000	2,000,000	2,280,000
5 7/8% Senior Notes due 2022	2,000,000	2,102,000	2,000,000	2,150,000
5 % Senior Notes due 2023	1,500,000	1,485,000	1,500,000	1,548,750
Mortgages and other notes payable	65,082	65,082	65,427	65,427
Subtotal	11,615,082	$12,531,317	11,615,427	$12,783,027
Capital lease obligations (2)	240,334	NA	248,304	NA
Total long-term debt and capital lease obligations (including current portion)	$11,855,416		$11,863,731

(1)         Our 7% Senior Notes with an aggregate principal balance of $500 million mature on October 1, 2013.

(2)         Disclosure regarding fair value of capital leases is not required.

	As of December 31,
	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013 (1)	500,000	521,875	500,000	535,000
6 5/8% Senior Notes due 2014	1,000,000	1,078,500	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	844,725	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,683,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	940,500	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,669,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,280,000	2,000,000	2,140,000
5 7/8% Senior Notes due 2022	2,000,000	2,150,000	—	—
5 % Senior Notes due 2023	1,500,000	1,548,750	—	—
Mortgages and other notes payable	65,427	65,427	71,871	71,871
Subtotal	11,615,427	$12,783,027	7,221,871	$7,807,121
Capital lease obligations (2)	248,304	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$11,863,731		$7,492,764

(1)         Our 7% Senior Notes with an aggregate principal balance of $500 million mature on October 1, 2013 and have been reclassified to “Current portion of long-term debt and capital lease obligations” on our Consolidated Balance Sheets as of December 31, 2012.

(2)         Disclosure regarding fair value of capital leases is not required.

Schedule of other long term debt and capital lease obligations

	As of December 31,
	2012	2011
	(In thousands)
Satellites and other capital lease obligations	$248,304	$270,893
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch	4,891	6,286
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch	9,022	9,968
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch	14,211	15,106
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch	20,053	21,055
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch	16,407	17,227
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%	843	2,229
Total	313,731	342,764
Less current portion	(34,787)	(34,630)
Other long-term debt and capital lease obligations, net of current portion	$278,944	$308,134

Future minimum lease payments under capital lease obligations

Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments as of December 31, 2012 are as follows (in thousands):

For the Years Ending December 31,
2013	$82,121
2014	77,775
2015	75,970
2016	75,970
2017	75,970
Thereafter	238,299
Total minimum lease payments	626,105
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(288,999)
Net minimum lease payments	337,106
Less: Amount representing interest	(88,802)
Present value of net minimum lease payments	248,304
Less: Current portion	(28,674)
Long-term portion of capital lease obligations	$219,630